Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 833,683	R$ 691,424
Interest on actuarial liabilities	73,853	67,272
Current service cost	1,997	1,959
Actuarial loss – experience	(125)	57,765
Actuarial loss (gain) – financial assumptions	137,649	70,762
Benefits paid directly by entity	(50,199)	(55,499)
Closing Balance	R$ 721,560	R$ 833,683